Intangible Assets Other Than Goodwill - Amortization Schedule (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Acquired Finite Lived Intangible Assets [Line Items]
Within one year	$ 14,217
Year Two	14,464
Year Three	15,806
Year Four	12,360
Year Five	5,108
Thereafter	90,258
Total	152,213
Trade name
Acquired Finite Lived Intangible Assets [Line Items]
Within one year	3,853
Year Two	3,853
Year Three	3,853
Year Four	3,853
Year Five	2,811
Thereafter	52,459
Total	70,682
Favorable lease terms
Acquired Finite Lived Intangible Assets [Line Items]
Within one year	12,539
Year Two	11,398
Year Three	11,324
Year Four	7,022
Year Five	641
Thereafter	2,725
Total	45,649
Unfavorable lease terms
Acquired Finite Lived Intangible Assets [Line Items]
Within one year	(4,933)
Year Two	(3,545)
Year Three	(2,129)
Year Four	(1,273)
Year Five	(1,102)
Thereafter	(4,687)
Total	(17,669)
Port terminal operating rights
Acquired Finite Lived Intangible Assets [Line Items]
Within one year	983
Year Two	983
Year Three	983
Year Four	983
Year Five	983
Thereafter	23,793
Total	28,708
Customer relationships
Acquired Finite Lived Intangible Assets [Line Items]
Within one year	1,775
Year Two	1,775
Year Three	1,775
Year Four	1,775
Year Five	1,775
Thereafter	15,968
Total	$ 24,843